COMMITMENTS AND CONTINGENCIES - Schedule of Operating Leases (Details)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 2,145,105
2017	2,160,884
2018	2,137,230
2019	1,837,408
2020	1,755,471
Thereafter	6,186,274
Operating Lease Obligations	$ 16,222,372